Stockholder's Equity (Deficit) - Schedule of Preferred Stock (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	0	8,740,398
Preference shares issued (in shares)		4,611,985
Preference shares outstanding (in shares)	0	4,611,985
Series A preferred stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		4,723,330
Preference shares issued (in shares)		2,547,330
Preference shares outstanding (in shares)		2,547,330
Series B preferred stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		3,117,915
Preference shares issued (in shares)		1,392,131
Preference shares outstanding (in shares)		1,392,131
Series B-1 preferred stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		899,153
Preference shares issued (in shares)		672,524
Preference shares outstanding (in shares)		672,524